Goodwill (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance, gross		₨ 20,852	₨ 20,278
Goodwill arising on business combinations	[1]	260	530
Effect of translation adjustments		(18)	44
Impairment loss	[2]	(16,676)	(16,284)
Closing balance		₨ 4,418	₨ 4,568	$ 58

[1]	Refer to Note 6 of these consolidated financial statements for further details.
[2]	During the years ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to Shreveport CGU. Refer to Note 12 of these consolidated financial statements for further details. The said goodwill was included as part of “Global Generics-North America Operations”.